INCOME TAXES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities	$ 815,944	$ 128,049
Net operating loss carryforwards	2,300,000
Operating loss carryforward expired date	Expire in 2029 through 2032
Uncertain tax positions	$ 0	$ 0